Cash Flow Information	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Cash Flow Information
32.	CASH FLOW INFORMATION

a.	Non-cash activities
In addition to other notes, the Group entered into the following investing activities which include both cash and non-cash items for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

Payments for property, plant and equipment
Purchase of property, plant and equipment	$48,758,649	$96,207,546	$171,616,529	$5,470,721
Increase (decrease) in other non-current assets	(387,233)	1,210,888	540,939	17,244
Decrease (increase) in other payables	5,894,525	(17,610,885)	(6,846,985)	(218,265)
Capitalized borrowing costs	(107,712)	(285,611)	(667,981)	(21,294)

	$54,158,229	$79,521,938	$164,642,502	$5,248,406

Proceeds from disposal of property, plant and equipment
Consideration from disposal of property, plant and equipment	$334,348	$887,718	$2,866,369	$91,373
Decrease (increase) in other receivables	132,790	821	(373,255)	(11,899)
Decrease in other current assets	8,188	19,514	-	-

	$475,326	$908,053	$2,493,114	$79,474

Payments for FVTOCI
Increase in FVTOCI	$184,355	$12,150,760	$478,350	$15,249
Decrease in other receivables	-	(12,137,200)	-	-

	$184,355	$13,560	$478,350	$15,249

b.	Changes in liabilities arising from financing activities
For the year ended December 31, 2023

	Short-term Borrowings (including financial liabilities for hedging)	Short-term Bills Payable	Bonds Payable	Long-term Borrowings	Lease Liabilities	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Balance at January 1, 2023	$46,731,130	$-	$47,850,324	$99,989,451	$7,708,487	$202,279,392
Net financing cash flows	3,231,840	2,787,340	(2,573,366)	(14,263,230)	(1,136,666)	(11,954,082)
Interest under operating activities	-	-	-	-	22	22
Convertible bonds classified separately as equity components and embedded derivative liability	-	-	(412,264)	-	-	(412,264)
Non-cash changes
Additions to lease liabilities	-	-	-	-	1,644,665	1,644,665
Convertible bonds issued by subsidiaries and converted to subsidiaries’ ordinary shares	-	-	(228)	-	-	(228)
Amortization of discount	-	-	319,578	91,538	-	411,116
Lease modifications	-	-	-	-	(113,514)	(113,514)
Adjustments for government subsidy	-	-	-	(1,002)	-	(1,002)
Acquisitions through business combinations (Note 29)	-	-	-	-	143,629	143,629
Reclassification	-	-	-	-	(8,226)	(8,226)
Effects of foreign currency exchange	291,218	-	(174,558)	(356,054)	(16,391)	(255,785)

Balance at December 31, 2023	$50,254,188	$2,787,340	$45,009,486	$85,460,703	$8,222,006	$191,733,723

For the year ended December 31, 2024

	Short-term Borrowings (including financial liabilities for hedging)	Short-term Bills Payable	Bonds Payable	Long-term Borrowings	Lease Liabilities	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Balance at January 1, 2024	$50,254,188	$2,787,340	$45,009,486	$85,460,703	$8,222,006	$191,733,723
Net financing cash flows	(4,514,729)	(2,787,340)	(12,867,386)	36,656,269	(1,547,291)	14,939,523
Interest under operating activities	-	-	-	-	13,538	13,538
Convertible bonds classified separately as equity components and embedded derivative liability	-	-	(100,872)	-	-	(100,872)
Non-cash changes
Additions to lease liabilities	-	-	-	-	1,342,690	1,342,690
Acquisitions through business combinations (Note 29)	-	-	-	-	96,894	96,894
Convertible bonds issued by subsidiaries and converted to subsidiaries’ ordinary shares	-	-	(99)	-	-	(99)
Amortization of discount	-	-	366,988	76,326	-	443,314
Lease modifications	-	-	-	-	(409,679)	(409,679)
Adjustments for government subsidy	-	-	-	(748)	-	(748)
Effects of foreign currency exchange	1,705,403	-	568,047	3,442,548	93,865	5,809,863

Balance at December 31, 2024	$47,444,862	$-	$32,976,164	$125,635,098	$7,812,023	$213,868,147

For the year ended December 31, 2025

	Short-term Borrowings (including financial liabilities for hedging)	Short-term Bills Payable	Bonds Payable	Long-term Borrowings	Lease Liabilities	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Balance at January 1, 2025	$47,444,862	$-	$32,976,164	$125,635,098	$7,812,023	$213,868,147
Net financing cash flows	(5,839,428)	2,198,419	(10,623,145)	81,306,931	(1,063,297)	65,979,480
Interest under operating activities	-	-	-	-	(5,947)	(5,947)
Convertible bonds classified separately as equity components and embedded derivative liability	-	-	(522,771)	-	-	(522,771)
Non-cash changes
Additions to lease liabilities	-	-	-	-	2,402,174	2,402,174
Acquisitions through business combinations	-	22,000	-	14,467	19,927	56,394
Convertible bonds issued by subsidiaries and converted to subsidiaries’ ordinary shares	-	-	(6,608,846)	-	-	(6,608,846)
Amortization of discount	-	-	11,333	76,284	-	87,617
Lease modifications	-	-	-	-	(298,011)	(298,011)
Effects of foreign currency exchange	(497,581)	-	(265,105)	(1,231,923)	(18,762)	(2,013,371)

Balance at December 31, 2025	$41,107,853	$2,220,419	$14,967,630	$205,800,857	$8,848,107	$272,944,866

	Short-term Borrowings (including financial liabilities for hedging)	Short-term Bills Payable	Bonds Payable	Long-term Borrowings	Lease Liabilities	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2025	$1,512,428	$0	$1,051,201	$4,004,944	$249,028	$6,817,601
Net financing cash flows	(186,147)	70,080	(338,640)	2,591,869	(33,895)	2,103,267
Interest under operating activities	-	-	-	-	(190)	(190)
Convertible bonds classified separately as equity components and embedded derivative liability	-	-	(16,665)	-	-	(16,665)
Non-cash changes
Additions to lease liabilities	-	-	-	-	76,576	76,576
Acquisitions through business combinations	-	702	-	461	635	1,798
Convertible bonds issued by subsidiaries and converted to subsidiaries’ ordinary shares	-	-	(210,674)	-	-	(210,674)
Amortization of discount	-	-	361	2,432	-	2,793
Lease modifications	-	-	-	-	(9,500)	(9,500)
Effects of foreign currency exchange	(15,861)	-	(8,451)	(39,270)	(598)	(64,180)

Balance at December 31, 2025	$1,310,420	$70,782	$477,132	$6,560,436	$282,056	$8,700,826

c.	Total income taxes paid

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

Operating activities	$15,474,646	$9,072,635	$7,108,597	$226,605
Investing activities	-	1,170,149	-	-

	$15,474,646	$10,242,784	$7,108,597	$226,605

d.	Supplier financing arrangements
The Group has entered into supplier financing arrangements with banks. Under these arrangements, the suppliers may elect to receive early payment from the banks by factoring their receivables due from the Group, and the Group then pays the banks at the original due dates set with suppliers. The above arrangements do not modify the terms of these payables because neither the Group’s payment terms have been extended nor additional interest have been paid; therefore, the Group still presents the payables as trade payables. As of December 31, 2024 and 2025, trade payables under supplier finance arrangements amounted to
NT$1,056,486 thousand and NT$396,610 thousand (US$12,643 thousand), respectively.
The carrying amount of the financial liabilities that are subject to supplier finance arrangements, of which suppliers have already received payment from the finance provider, are as follows:

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Trade payables
Of which suppliers have already received payment from the finance providers	$1,056,486	$396,607	$12,643

The range of payment due dates for the financial liabilities that are subject to supplier finance arrangements and comparable trade payables that are not part of a supplier finance arrangement are as follows:

	December 31
	2024	2025
Trade payables
Liabilities that are part of supplier finance arrangements (days)	120-165	120-165
Comparable trade payables that are not part of supplier finance arrangements (days)	30-180	30-180
The changes in liabilities that are subject to supplier finance arrangements are primarily attributable to additions resulting from purchases of goods and subsequent cash settlements. There were no material non-cash changes in
these liabilities.